Fair Value Measurements - Summary of Fair Value Hierarchy for Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Other financial assets	$ 144.2	$ 147.1
Recurring fair value measurement [member] | Investments held for self-insured liabilities [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	144.2
Recurring fair value measurement [member] | Significant other observable inputs [member] | Investments held for self-insured liabilities [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	$ 144.2